Related party transactions and balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions and balances
Receivables, Non Current	$ 1,699	$ 2,454
Receivables, Current	2,841	3,076
Payables, Current	9,545	3,196
Sales and Operating Income			$ 144
Cost of Sales	132,566	39,901	65,407
Other Operating Expenses	4,930	4,208	7,551
Finance Income		16	68
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current	$ 2,841	3,078
Related party transaction loan maturity term	1 year
Other Operating Expenses			1
Finance Income		16	68
Inmobiliaria Espacio, S.A. | EURIBOR
Related party transactions and balances
Applicable margin (as a percent)	2.75%
Villar Mir Energia, S.L.U.
Related party transactions and balances
Receivables, Non Current	$ 1,699	2,454
Payables, Current	8,808	2,458
Cost of Sales	132,566	39,900	65,406
Other Operating Expenses	1,365	647	681
Villar Mir Energia, S.L.U. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Obligation for purchase of energy plus service charge	102,066
Villar Mir Energia, S.L.U. | Ferroatlantica del Cinca, S.L.
Related party transactions and balances
Obligation for purchase of energy plus service charge	30,501
Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current	737	701
Other Operating Expenses	3,266	3,171	3,566
Energya VM Generacion, S.L
Related party transactions and balances
Sales and Operating Income			1
Other Operating Expenses			1
Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales			1
Other Operating Expenses	120	79	89
Aurinka
Related party transactions and balances
Cost of Sales		1
Other Operating Expenses	111	308	3,206
Other related parties
Related party transactions and balances
Receivables, Current		(2)
Payables, Current		37
Sales and Operating Income			143
Other Operating Expenses	$ 68	$ 3	7
Discontinued operations
Related party transactions and balances
Sales and Operating Income			12,635
Cost of Sales			66
Other Operating Expenses			490
Discontinued operations | Villar Mir Energia, S.L.U.
Related party transactions and balances
Other Operating Expenses			373
Discontinued operations | Energya VM Generacion, S.L
Related party transactions and balances
Sales and Operating Income			12,635
Other Operating Expenses			117
Discontinued operations | Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales			$ 66